Short-Term Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Investments [Abstract]
Maturities term description			During the year ended December 31, 2019, the Company made investments in various financial products from Chinese banks and wealth management companies, with variable return rate and with maturities between three months and one year.
Interest income short-term investments			$ 56,512
Loss on short-term investment	$ 58,403	$ 10,331